Document and Entity Information	May 12, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	Calvert Variable Products, Inc.
Central Index Key	0000743773
Amendment Flag	false
Document Creation Date	May 12, 2017
Document Effective Date	May 12, 2017
Prospectus Date	May 01, 2017